SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
SUBSIDIARIES
SUBSIDIARIES
The following provides information about our partnership’s wholly-owned subsidiaries as of December 31, 2018 and 2017:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2018	2017
Transport
Australian rail operation	Arc Infrastructure Holdings No. 1 Pty Ltd	Australia	100	100
Energy
Australian energy distribution operation	Tas Gas Networks Pty Ltd	Australia	100	100
The following table presents details of non-wholly owned subsidiaries of our partnership:

			Effective Ownership Interest (%)		Voting interest (%)
		Country of incorporation
Defined Name	Name of entity		2018	2017	2018	2017
Utilities
U.K. regulated distribution operation	BUUK Infrastructure Holdings Limited	U.K.	80	80	80	80
Australian regulated terminal operation	DBCT Management Pty Ltd(1)	Australia	71	71	100	100
Colombian regulated distribution operation	Empresa de Energia de Boyaca S.A.(1)	Colombia	17	17	100	100
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A. (1),(2)	Brazil	28	28	90	90
Colombian natural gas distribution operation	Gas Natural, S.A. ESP(1),(2)	Colombia	16	—	55	—
Transport
U.K. ports operation	Brookfield Port Acquisitions (UK) Limited(1)	U.K.	59	59	100	100
Australian port operation	Linx Cargo Care Group Pty Ltd(1)	Australia	27	27	67	67
Chilean toll roads	Sociedad Concesionaria Vespucio Norte Express S.A.(1)	Chile	51	51	89	89
Indian toll roads	BIF India Holdings Pte Ltd(1)	Singapore	40	40	93	93
Peruvian toll roads	Rutas de Lima S.A.C(1)	Peru	17	17	57	57
Indian toll roads	Simhapuri Expressway Limited(1),(2)	India	29	—	93	—
Indian toll roads	Rayalseema Expressway Private Limited(1),(2)	India	26	—	84	—
Energy
North American gas storage operation(6)	Warwick Gas Storage L.P.	Canada	25	25	100	100
Canadian district energy operation	Enwave Energy Corporation	Canada	25	25	100	100
U.S. district energy operation	Enwave USA	U.S.	40	40	100	100
North American gas storage operation(6)	Lodi Gas Storage	U.S.	40	40	100	100
North American gas storage operation(6)	Rockpoint Gas Storage Partners L.P.	U.S.	40	40	100	100
Western Canadian natural gas gathering and processing operation	NorthRiver Midstream Inc.(1),(2)	Canada	29	—	100	—
North American residential energy infrastructure operation	Enercare Inc.(1),(2)	Canada	30	—	100	—

Data Infrastructure
U.S. data center operation	Dawn Acquisitions LLC(1),(2)	U.S.	29	—	100	—
Corporate
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)
For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.

(2)	See Note 6 Acquisition of Businesses for further details.